Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of the status of the Company’s non-vested shares as of June 30, 2012 is presented below:

	Common Shares	Weighted Average Grant-Date Fair Value
Non-Vested as of June 30, 2011	2,250	$7.10
Vested	2,250	7.10
Issued	10,000	0.84
Forfeited	3,000	0.84
Non-vested at June 30, 2012	7,000	$0.84

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the changes in the Company's stock option plans during the past two years.

		Weighted		Weighted
		Average		Average	Aggregate
		Exercise	Options	Exercise	Intrinsic
	Options	Price	Exercisable	Price	Value(000s)
Outstanding, June 30, 2010	20,832	$6.29	20,832	$6.29	$-
Granted	-	-
Exercised	-	-
Cancelled	-	-
Outstanding, June 30, 2011	20,832	$6.29	20,832	$6.29	$-
Granted	-	-
Exercised	-	-
Cancelled	(20,832)	6.29
Outstanding, June 30, 2012	-	$-	-	$-	$-